Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis of presentation
Basis of presentation

2.Basis of presentation

a)	Basis of measurement and statement of compliance

These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis except for certain financial assets measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The consolidated financial statements were approved by the Company’s board of directors (the “Board of Directors”) and authorized for issue on March 31, 2026.

b)	Going Concern

These consolidated financial statements have been prepared in accordance with IFRS accounting principles applicable to a going concern using the historical cost basis.

The Company is in pre-revenue stage and no revenues are expected in the foreseeable future. The Company’s future operations are dependent on the success of the Company’s ongoing development, as well as its ability to secure additional financing as needed. Management has forecasted that the Company’s ability to operate the Company for the ensuing 12 months from the issuance of these financial statements is dependent on raising additional financing or successfully implementing measures to reduce operating costs, delay planned expenditures in its research and development programs and slow the progress in the Company’s planned clinical programs. The Company will need to raise additional capital to fund its research and development plans including its next phase human clinical trials for its various drug candidates until it generates revenue that reaches a level sufficient to provide self-sustaining cash flows. While the Company has been successful in the past in obtaining financing, there can be no assurance that the Company will be able to obtain adequate financing, or that such financing will be on terms acceptable to the Company, to meet future operational needs which may result in the delay, reduction, or discontinuation of ongoing development programs. These factors indicate the existence of a material uncertainty that may cast significant doubt as to the Company’s ability to continue as a going concern.

These consolidated financial statements do not reflect the adjustments that would be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and settle its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements. Such amounts could be material.

2.Basis of presentation cont’d

c)	Principles of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries NervGen US Inc. and NervGen Australia Pty Ltd. The subsidiaries are fully consolidated from the date at which control is determined to have occurred and are deconsolidated from the date that the Company no longer controls the entity. Intercompany transactions, balances, and gains and losses on transactions between subsidiaries are eliminated.

d)	Functional and presentation currency

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of NervGen and its subsidiaries is the Canadian dollar. Transactions in foreign currencies are translated to the functional currency at the rate on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the spot rate of exchange as at the reporting date. All differences are taken to profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rate at the date when the fair value was determined.